Derivative financial instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items, Net of (Detail) - Cash flow hedges [member]	12 Months Ended
Dec. 31, 2018 TRY (₺)
Cost of hedging reserve [member]
Cash flow hedges [line items]
Beginning balance	₺ (271,130)
Changes in fair value:	(448,833)
Foreign currency risk	(448,833)
Amount reclassified into profit or loss:	101,231
Foreign currency risk	101,231
Tax on movements during the year:	76,472
Ending balance	(271,130)
Hedging reserve [member]
Cash flow hedges [line items]
Beginning balance	14,942
Changes in fair value:	683,706
Foreign currency risk	612,733
Interest rate risk	70,973
Amount reclassified into profit or loss:	(664,550)
Foreign currency risk	(611,035)
Interest rate risk	(53,515)
Tax on movements during the year:	(4,214)
Ending balance	₺ 14,942